General Partner and Related Party Transactions (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jul. 31, 2017
General Partner and Related Party Transactions
Brokerage charge	$ 1,235,419	$ 1,845,327	$ 6,254,853	$ 9,505,888	$ 13,588,815
Incentive fees	4,621	136,221	383,405	771,804	2,561,516
Organizational and offering costs	79,508	116,224	396,889	571,407	770,629
Operating expenses	69,128	100,785	344,710	493,715	$ 666,353
Investments Owned, Cost	70,506,731		74,547,232	87,212,372
Investments Owned, Fair Value	$ 69,613,814		$ 74,642,951	87,511,963
Maximum
General Partner and Related Party Transactions
Percent of the notional amount of a swap transaction used as the basis for fees paid to a counterparty	0.50%		0.50%
Percentage of average month-end net assets as basis for determining operating expense reimbursements	0.25%		0.25%
Class A
General Partner and Related Party Transactions
Brokerage charge (as a percent)			7.00%
Organization and Offering Reimbursement (as a percent)			0.10%
Operating Expense (as a percent)			0.25%
Investments Owned, Cost			$ 4,916,553	5,048,054
Investments Owned, Fair Value			$ 4,922,866	5,065,395
Class B
General Partner and Related Party Transactions
Brokerage charge (as a percent)			7.45%
Organization and Offering Reimbursement (as a percent)			0.30%
Operating Expense (as a percent)			0.25%
Investments Owned, Cost			$ 47,587,712	52,279,208
Investments Owned, Fair Value			$ 47,648,814	52,458,798
Legacy 1 Class
General Partner and Related Party Transactions
Brokerage charge (as a percent)			4.50%
Organization and Offering Reimbursement (as a percent)			0.30%
Operating Expense (as a percent)			0.25%
Investments Owned, Cost			$ 747,488	679,305
Investments Owned, Fair Value			$ 748,449	681,639
Legacy 2 Class
General Partner and Related Party Transactions
Brokerage charge (as a percent)			4.75%
Organization and Offering Reimbursement (as a percent)			0.30%
Operating Expense (as a percent)			0.25%
Investments Owned, Cost			$ 260,501	247,329
Investments Owned, Fair Value			$ 260,835	248,178
Global 1 Class
General Partner and Related Party Transactions
Brokerage charge (as a percent)			3.95%
Organization and Offering Reimbursement (as a percent)			0.30%
Operating Expense (as a percent)			0.25%
Investments Owned, Cost			$ 16,804,927	17,856,749
Investments Owned, Fair Value			$ 16,826,506	17,918,088
Global 2 Class
General Partner and Related Party Transactions
Brokerage charge (as a percent)			4.20%
Organization and Offering Reimbursement (as a percent)			0.30%
Operating Expense (as a percent)			0.25%
Investments Owned, Cost			$ 699,443	1,083,801
Investments Owned, Fair Value			$ 700,341	1,087,524
Global 3 Class
General Partner and Related Party Transactions
Brokerage charge (as a percent)			5.95%
Organization and Offering Reimbursement (as a percent)			0.30%
Operating Expense (as a percent)			0.25%
Investments Owned, Cost			$ 3,530,608	10,017,926
Investments Owned, Fair Value			$ 3,535,140	10,052,341
General Partner
General Partner and Related Party Transactions
Minimum ownership of units as a percentage of all capital contributions of all Partners to the Partnership, option one	1.00%		1.00%
Value of minimum ownership of units, option two	$ 25,000		$ 25,000
Percentage of total capital contributions of all partners and all related limited partnerships used in computation of minimum net worth, option one	5.00%		5.00%
Percentage of Units being offered for sale in the Partnership used in computation of minimum net worth, option one	5.00%		5.00%
Amount of minimum net worth required to be maintained, option two	$ 50,000		$ 50,000
Amount of maximum net worth required to be maintained	$ 1,000,000		$ 1,000,000
Percentage of General Partners limited partnership interest in the entity treated as a general partnership interest	10.00%		10.00%
Minimum amount to which the general partner will reduce the brokerage charge after offset of transaction costs and consulting fees	$ 0		$ 0
General Partner | Class A
General Partner and Related Party Transactions
Brokerage charge (as a percent)	7.00%
Organization and Offering Reimbursement (as a percent)	0.10%
Operating Expense (as a percent)	0.25%
General Partner | Class B
General Partner and Related Party Transactions
Brokerage charge (as a percent)	7.45%
Organization and Offering Reimbursement (as a percent)	0.30%
Operating Expense (as a percent)	0.25%
General Partner | Legacy 1 Class
General Partner and Related Party Transactions
Brokerage charge (as a percent)	4.50%
Organization and Offering Reimbursement (as a percent)	0.30%
Operating Expense (as a percent)	0.25%
General Partner | Legacy 2 Class
General Partner and Related Party Transactions
Brokerage charge (as a percent)	4.75%
Organization and Offering Reimbursement (as a percent)	0.30%
Operating Expense (as a percent)	0.25%
General Partner | Global 1 Class
General Partner and Related Party Transactions
Brokerage charge (as a percent)	3.95%
Organization and Offering Reimbursement (as a percent)	0.30%
Operating Expense (as a percent)	0.25%
General Partner | Global 2 Class
General Partner and Related Party Transactions
Brokerage charge (as a percent)	4.20%
Organization and Offering Reimbursement (as a percent)	0.30%
Operating Expense (as a percent)	0.25%
General Partner | Global 3 Class
General Partner and Related Party Transactions
Brokerage charge (as a percent)	5.95%
Organization and Offering Reimbursement (as a percent)	0.30%
Operating Expense (as a percent)	0.25%
EMC
General Partner and Related Party Transactions
Brokerage charge	$ 40,200	90,400	235,600	467,700
Incentive fees	$ 0	$ 0	0	$ 47,500
Grant Park Absolute Return Fund, Class I | U.S. Mutual Fund
General Partner and Related Party Transactions
Investments Owned, Cost						$ 7,300,000
Dividends reinvested			480,000
Investments Owned, Fair Value			7,683,587
Grant Park Absolute Return Fund, Class I | U.S. Mutual Fund | Net Gains (Losses) From Securities
General Partner and Related Party Transactions
Credits for investor fees earned by the General Partner on Partnership assets invested in funds to which they provide investment advisory services			$ 29,741